Fair Value Measurements (Details) - EBP 062 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Common collective trusts measured at net asset value	$ 55,506,644	$ 44,092,527
Total assets at fair value	55,506,644	44,092,527
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	30,504,746	22,553,055
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	30,504,746	22,553,055
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	21,139,289	17,136,052
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	21,139,289	17,136,052
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Cardinal Health, Inc., common shares
EBP, Investment, Fair Value and NAV [Line Items]
Common collective trusts measured at net asset value	9,365,457	5,417,003
Cardinal Health, Inc., common shares | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	9,365,457	5,417,003
Cardinal Health, Inc., common shares | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	9,365,457
Cardinal Health, Inc., common shares | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Cardinal Health, Inc., common shares | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Common collective trusts measured at net asset value | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Common collective trusts measured at net asset value	$ 25,001,898	$ 21,539,472